INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS
Schedule of intangible assets

	Weighted Average		Accumulated
December 31, 2015	Amortization Rate	Cost	Amortization	Net
(millions of Canadian dollars)
Software	11.6%	1,295	516	779
Natural gas supply opportunities	4.0%	484	122	362
Power purchase agreements	3.8%	94	11	83
Land leases, permits and other	4.2%	163	39	124
		2,036	688	1,348

	Weighted Average		Accumulated
December 31, 2014	Amortization Rate	Cost	Amortization	Net
(millions of Canadian dollars)
Software	12.9%	1,049	337	712
Natural gas supply opportunities	3.7%	340	83	257
Power purchase agreements	3.4%	113	11	102
Land leases, permits and other	4.0%	124	29	95
		1,626	460	1,166